Intangible Assets (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1.7	$ 1.5
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 2.1